Consolidated Statement of Changes in Total Equity - USD ($) $ in Thousands	Total	Convertible Preferred Stock [Member]	General Partner [Member]	Common Units [Member]	Common Units and Additional Paid-in Capital [Member]	Preferred Units [Member]	Accumulated Other Comprehensive Income (Loss) (Note 12) [Member]	Non-controlling Interests [Member]	Redeemable Non-controlling Interest [Member]
Beginning balance at Dec. 31, 2012	$ 705,229		$ 20,162		$ 640,990		$ (58)	$ 44,135	$ 28,815
Beginning balance, units at Dec. 31, 2012				80,106,000
Net income | Dropdown Predecessor [Member]	(2,225)
Net income	71,915		13,674		72,305	$ 7,250		(12,698)	(6,391)
Other comprehensive income	58						58
Cash distributions	(192,142)		(14,101)		(172,150)	(5,891)
Distribution to non-controlling interests	(1,890)							(1,890)	(5,860)
Contribution of capital by joint venture partner	4,750							4,750
Equity based compensation and other	946				946
Indemnification payment on Voyageur LLC from Teekay Corporation (note 11d) | Dropdown Predecessor [Member]	(234,125)
Indemnification payment on Voyageur LLC from Teekay Corporation (note 11d)	(234,125)
Equity based compensation and other, units				9,000
Proceeds from equity offering, net of offering costs (note 16)	$ 263,751		3,189		115,762	$ 144,800
Proceeds from equity offerings, units, net of offering costs (note 16)	85,508			3,891,000		6,000,000
Purchase of Voyageur LLC during 2013, Knarr LLC and Teekay Knarr AS during 2015, from Teekay Corporation | Dropdown Predecessor [Member]	$ (201,752)
Purchase of Voyageur LLC during 2013, Knarr LLC and Teekay Knarr AS during 2015, from Teekay Corporation	(279,322)		(1,551)		(76,019)
Net proceeds from equity offering to Teekay Corporation for purchase of Knarr LLC and Teekay Knarr AS	44,268				44,268
Net proceeds from equity offering to Teekay Corporation for purchase of Voyageur LLC during 2013, Knarr LLC and Teekay Knarr AS during 2015, units				1,447,000
Net change in Teekay Corporation's equity in Dropdown Predecessor | Dropdown Predecessor [Member]	203,977
Net change in Teekay Corporation's equity in Dropdown Predecessor	203,977
Distribution of capital to Teekay Corporation related to acquisition of equity investment in Itajai FPSO joint venture	(6,590)		(131)		(6,459)
Other					1,359	$ (1,359)
Ending balance at Dec. 31, 2013	821,341		21,242		621,002	$ 144,800		34,297	16,564
Ending balance, units at Dec. 31, 2013				85,453,000		6,000,000
Net income	17,656		15,658		(19,380)	$ 10,875		2,726	7,777
Cash distributions	(214,656)		(19,495)		(184,286)	(10,875)
Distribution to non-controlling interests	(16,440)							(16,440)	(11,499)
Contribution of capital by joint venture partner	27,267							27,267
Equity based compensation and other	1,652		30		1,622
Indemnification payment on Voyageur LLC from Teekay Corporation (note 11d) | Dropdown Predecessor [Member]	6,181
Indemnification payment on Voyageur LLC from Teekay Corporation (note 11d)	6,181		124		6,057
Equity based compensation and other, units				15,000
Proceeds from equity offering, net of offering costs (note 16)	$ 186,125		3,727		182,398
Proceeds from equity offerings, units, net of offering costs (note 16)	213,350			6,918,000
Distribution of capital to Teekay Corporation related to acquisition of equity investment in Itajai FPSO joint venture	$ (6,082)				(6,082)
Distribution of capital to Teekay Corporation related to the purchase of Petrojarl I FPSO unit (note 11g)	(12,414)		(248)		(12,166)
Ending balance at Dec. 31, 2014	802,853		21,038		589,165	$ 144,800		47,850	12,842
Ending balance, units at Dec. 31, 2014				92,386,000		6,000,000
Net income | Dropdown Predecessor [Member]	10,100
Net income	100,143	$ 10,349	16,317		31,206	$ 28,609		10,980	2,931
Other comprehensive income	696						696
Cash distributions	(250,299)	(7,601)	(24,197)		(209,177)	(16,925)
Distribution to non-controlling interests	(10,975)							(10,975)	(12,600)
Contribution of capital by joint venture partner	5,500							5,500
Equity based compensation and other	1,866		38		1,828
Equity based compensation and other, units				28,000
Proceeds from equity offering, net of offering costs (note 16)	$ 124,346	$ 249,750	71		3,485	$ 120,790
Proceeds from equity offerings, units, net of offering costs (note 16)	211,077	10,438,000		211,000		5,000,000
Purchase of Voyageur LLC during 2013, Knarr LLC and Teekay Knarr AS during 2015, from Teekay Corporation | Dropdown Predecessor [Member]	$ (426,116)
Purchase of Voyageur LLC during 2013, Knarr LLC and Teekay Knarr AS during 2015, from Teekay Corporation	(529,437)		(2,066)		(101,254)
Net proceeds from equity offering to Teekay Corporation for purchase of Knarr LLC and Teekay Knarr AS	306,122		6,122		300,000
Net proceeds from equity offering to Teekay Corporation for purchase of Voyageur LLC during 2013, Knarr LLC and Teekay Knarr AS during 2015, units				14,402,000
Net change in Teekay Corporation's equity in Dropdown Predecessor | Dropdown Predecessor [Member]	416,016
Net change in Teekay Corporation's equity in Dropdown Predecessor	416,016
Contribution of capital from sale of SPT Explorer L.L.C. and Navigator Spirit L.L.C. (notes11f and 19)	14,297		286		14,011
Ending balance at Dec. 31, 2015	$ 967,848	$ 252,498	$ 17,608		$ 629,264	$ 266,925	$ 696	$ 53,355	$ 3,173
Ending balance, units at Dec. 31, 2015		10,438,000		107,027,000		11,000,000